CONTINGENT SHARES AND EARNOUT LIABILITIES - Contingent Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONTINGENT SHARES AND EARNOUT LIABILITIES
Balance at Beginning of Year	$ 38,428,700
Contingent Shares Issued Upon Closing of Business Combination	5,460,000	$ 7,640,334
Change in Fair Value of Contingent Liabilities	(29,232,034)	(4,031,634)
Balance at End of Year	14,656,666	38,428,700
Contingent Earnout Camarillo Transaction
CONTINGENT SHARES AND EARNOUT LIABILITIES
Contingent Shares/Earnout Issued for Option Right	4,041,000	19,847,000
Contingent Shares Camarillo Transaction
CONTINGENT SHARES AND EARNOUT LIABILITIES
Balance at Beginning of Year	13,485,500
Contingent Shares/Earnout Issued for Option Right	$ 6,860,000	14,973,000
Balance at End of Year		$ 13,485,500